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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                   PROSPECTUS SUPPLEMENT DATED MARCH 20, 2006
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  This supplement updates the following Prospectuses dated December 30, 2005:

    First American Stock Funds Class A, Class B and Class C Shares Prospectus
                 (as previously supplemented February 22, 2006)
       First American Stock Funds Class R Shares Prospectus (as previously supplemented February 22, 2006)
       First American Stock Funds Class Y Shares Prospectus (as previously supplemented February 22, 2006)
     Selected First American Funds Class A Shares Prospectus (as previously supplemented February 22, 2006 and March 7, 2006)

For Class A, B, C, R, and Y shares, this supplement, any previous supplements, and the applicable Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

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Information regarding the portfolio managers primarily responsible for the management of Small Cap Value Fund, which is set forth in each Prospectus under the heading "Additional Information--Management--Portfolio Management," is replaced by the following:

Small Cap Value Fund. Karen L. Bowie, CFA, Equity Portfolio Manager. Ms. Bowie has been appointed the primary portfolio manager for the fund. Prior to her appointment as primary portfolio manager, she had been a co-manager of the fund since July 2005. Ms. Bowie has more than 22 years of financial industry experience, 13 of which have been with U.S. Bancorp Asset Management in portfolio management, equity research, and fund management.


IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.


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                                                                      PM-SCV-STK